Risk Management and Derivative Instruments	12 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Risk Management and Derivative Instruments
Risk Management and Derivative Instruments

To varying degrees, our regulated and non-regulated segments are exposed to commodity price risk. We purchase our natural gas supply primarily through forward purchase contracts. We mitigate price risk by efforts to balance supply and demand. For our regulated segment we have minimal price risk resulting from these forward natural gas purchases because we are permitted to pass these gas costs on to our regulated customers through the natural gas cost recovery rate mechanism, approved quarterly by the Kentucky Public Service Commission. None of our natural gas contracts are accounted for using the fair value method of accounting. While some of our natural gas purchase contracts and natural gas sales contracts meet the definition of a derivative, we have designated these contracts as normal purchases and normal sales.